ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2015
Allowances for accounts receivable
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	47,582	38,483	31,817
Allowances reversed during the year, net	(1,897)	(5,843)	(1,084)
Accounts written-off against allowances	(7,878)	(9)	(858)
Foreign exchange effect	676	(814)	(1,719)

Closing balance	38,483	31,817	28,156

Allowances for advances to suppliers
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	38,545	40,047	37,735
Allowances made during the year, net	855	4	1,291
Accounts written-off against allowances	—	—	(9,465)
Foreign exchange effect	647	(2,316)	(932)

Closing balance	40,047	37,735	28,629

Allowances for other receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning of the year	756	887	830
Allowances made (reversed) during the year, net	108	(53)	3,257
Foreign exchange effect	23	(4)	(202)

Closing balance	887	830	3,885